Recurring Fair Value Measurements	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Recurring Fair Value Measurements [Line Items]
Recurring Fair Value Measurements

Note 7 — Fair Value Measurements

Non-Recurring Fair Value Measurement

The following table presents information about the Company’s Representative Shares that were measured at fair value on a non-recurring basis as of January 13, 2021 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	January 13, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Stockholders’ Equity:
Representative Shares	$2,024,463	$	$—	$2,024,463
	$2,024,463	$	$—	$2,024,463

The estimated fair value of the Representative Shares on January 13, 2021, the date the Representative Shares were issued, was determined using Level 3 inputs. Inherent in a Monte-Carlo simulation model utilizing the probability weighted expected return method are assumptions related to the expected stock-price volatility (pre-merger), the risk-free interest rate, and the expected restricted term. The Company estimates the volatility of its common stock based on management’s understanding of the volatility associated with instruments of other similar entities. The risk-free interest rate is based on the U.S. Treasury Constant Maturity similar to the expected restricted term of the

Representative Shares. The expected restricted term of the Representative Shares is simulated based on management assumptions regarding the timing and likelihood of completing the IPO and a business combination. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero. The assumptions used in calculating the estimated fair values represent the Company’s best estimate. However, inherent uncertainties are involved. If factors or assumptions change, the estimated fair values could be materially different.

The key inputs into the Monte Carlo simulation model for the Representative Shares were as follows at January 13, 2021:

Input	January 13, 2021
Restricted term (years)	1.11
Expected volatility	12.5%
Risk-free interest rate	0.12%
Stock price	$9.37
Dividend yield	0%

Recurring Fair Value Measurement

The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of September 30, 2021 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	September 30, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Mutual Fund held in Trust Account	$133,007,230	$133,007,230	$—	$—
	$133,007,230	$133,007,230	$—	$—
Liabilities:
Warrant Liability	$161,359	$—	$—	$161,359
	$161,359	$—	$—	$161,359

The estimated fair value of the warrant liability on March 15, 2021 and September 30, 2021 is determined using Level 3 inputs. Inherent in a Monte-Carlo simulation model are assumptions related to expected stock-price volatility (pre-merger and post-merger), expected term, dividend yield and risk-free interest rate. The Company estimates the volatility of its common stock based on management’s understanding of the volatility associated with instruments of other similar entities. The risk-free interest rate is based on the U.S. Treasury Constant Maturity similar to the expected remaining life of the warrants. The expected life of the warrants is simulated based on management assumptions regarding the timing and likelihood of completing a business combination. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero. The assumptions used in calculating the estimated fair values represent the Company’s best estimate. However, inherent uncertainties are involved. If factors or assumptions change, the estimated fair values could be materially different.

The key inputs into the Monte Carlo simulation model for the warrant liability were as follows at March 15, 2021:

Input	March 15, 2021
Expected term (years)	5.99
Expected volatility	24.3%
Risk-free interest rate	1.06%
Stock price	$9.36
Dividend yield	0%
Exercise price	$11.5

The key inputs into the Monte Carlo simulation model for the warrant liability were as follows at September 30, 2021:

Input	September 30, 2021
Expected term (years)	5.52
Expected volatility	14.8%
Risk-free interest rate	1.07%
Stock price	$9.61
Dividend yield	0%
Exercise price	$11.5

The following table sets forth a summary of the changes in the fair value of the warrant liability for the nine months ended September 30, 2021:

Warrant Liability
Fair value as of December 31, 2020	$—
Initial fair value of warrant liability upon issuance at IPO	270,307
Change in fair value	(108,948)
Fair value as of September 30, 2021	$161,359

SoundHound, Inc. [Member]
Recurring Fair Value Measurements [Line Items]
Recurring Fair Value Measurements

8.      FAIR VALUE MEASUREMENTS

The following tables present the fair value of the Company’s financial instruments that are measured or disclosed at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of September 30, 2021
	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$4,862	$—	$—
Liabilities:
Derivative liability	—	—	(3,470)
Warrant liability	—	—	(4,705)
Total	$4,862	$—	$(8,175)
	Fair Value Measurements as of December 31, 2020
	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$35,856	$—	$—
Liabilities:
Derivative liability	—	—	(2,380)
Warrant liability	—	—	(2,004)
Total	$35,856	$—	$(4,384)

The derivative liability in the table above refers to the fair value of convertible note conversion features that qualify as derivatives requiring bifurcation. The fair values of the warrants were determined based on significant inputs not observable in the market, which represent Level 3 measurements within the fair value hierarchy.

In order to determine the fair value of the warrants, the Company utilized a Black-Scholes option-pricing model. Estimates and assumptions impacting the fair value measurement include the fair value of the underlying shares, the remaining contractual or expected term of the warrants, risk-free interest rate, expected dividend yield and expected volatility of the price of the underlying stock on an as-converted basis.

The Company considered the probability of a deemed liquidation event in determining the remaining expected term of the warrants, which was used as an input to the model. The Company lacks Company-specific historical and implied volatility information of its stock since there is currently no market. Therefore, it estimated its expected stock volatility based on the historical volatility of publicly traded guideline companies for a term equal to the remaining contractual or expected term of the warrants. The risk-free interest rate was determined by reference to the U.S. Treasury yield curve for time periods approximately equal to the remaining contractual or expected term of the warrants. The Company estimated no expected dividend yield based on the fact that the Company has never paid or declared dividends and does not intend to do so in the foreseeable future.

Series B Preferred Stock Warrants (September 2010 and March 2011)

The Company revalued its Series B preferred stock warrants as of September 30, 2020, resulting in an increase in fair value of approximately $262, which was recorded as a component of other expense, net, in the accompanying condensed consolidated statements of operations and comprehensive loss, with a corresponding increase to the warrant liability on the condensed consolidated balance sheets. The Series B preferred stock warrants were exercised during the fourth quarter of the year ended December 31, 2020 and, therefore, were not subsequently revalued as of December 31, 2020 or the nine months ended September 30, 2021.

The Company determined the fair value of the Series B preferred stock warrants using the Black-Scholes-Merton option-pricing model using the following assumptions:

September 30, 2020
Expected dividend rate	0%
Risk-free interest rate	0.11%
Expected volatility	41%
Expected term (in years)	0.36

Series C Preferred Stock Warrants (April 2013 and November 2013)

The Company revalued its Series C preferred stock warrants as of September 30, 2021 and 2020 resulting in an increase in fair value of approximately $2,701 and $593, respectively, which was recorded as a component of other expense, net, in the accompanying condensed consolidated statements of operations and comprehensive loss, with a corresponding increase to the warrant liability on the condensed consolidated balance sheets. The warrant liability will be remeasured to fair value at the end of each reporting period until the warrants are exercised, forfeited or expired. The April 2013 warrants expire in February 2023, and the November 2013 warrants expire in November 2023. The aggregate fair value of the Series C preferred stock warrants as of September 30, 2021 and December 31, 2020 was approximately $4,705 and $2,004, respectively.

The Company determined the fair value of the April 2013 Series C redeemable convertible preferred stock warrants using the Black-Scholes-Merton option-pricing model using the following assumptions:

	September 30, 2021	December 31, 2020
Expected dividend rate	0%	0%
Risk-free interest rate	0.17%	0.14%
Expected volatility	39%	48%
Expected term (in years)	1.41	2.16

The Company determined the fair value of the November 2013 Series C redeemable convertible preferred stock warrants using the Black-Scholes-Merton option-pricing model and the following assumptions:

	September 30, 2021	December 31, 2020
Expected dividend rate	0%	0%
Risk-free interest rate	0.31%	0.16%
Expected volatility	46%	47%
Expected term (in years)	2.12	2.87

Common Stock Warrants (March 2021 Note Payable and June 2021 Note)

The Company issued common stock warrants in connection with the March 2021 Note Payable and June 2021 Note (See Note 7 for additional information). The initial fair value of the March 2021 Note Payable and June 2021 Note warrants were $2,316 and $1,527, respectively. The warrants were classified as equity instruments at inception with a corresponding discount recorded at issuance against the outstanding notes in connection with the March 2021 Note Payable or as an asset in connection with the June 2021 Note. The common stock warrants are not subject to remeasurement at each subsequent balance sheet date due to their classification as equity instruments as they are considered indexed to the Company’s stock. As of September 30, 2021, none of these warrants have been exercised. The March 2021 Note Payable warrants expire in March 2031 and the June 2021 Note warrants expire in June 2031.

The Company determined the fair value of the March 2021 Note Payable and June 2021 Note common stock warrants using the Black-Scholes-Merton option-pricing model using the following assumptions, respectively:

March 2021 Note Payable Common Stock Warrants
Expected dividend rate	0%
Risk-free interest rate	1.74%
Expected volatility	47%
Expected term (in years)	10.00
June 2021 Note Common Stock Warrants
Expected dividend rate	0%
Risk-free interest rate	1.51%
Expected volatility	47%
Expected term (in years)	10.00

Derivative Liability (June 2020 Note)

To determine the fair value of the embedded derivative associated with the June 2020 Note, the Company utilized the income approach model using the With and Without method. Using the With and Without method, the Company modeled expected cash flows to the noteholder under Next Equity Financing, Change in Control, SPAC/Private Investment in Public Equity, and IPO scenarios. The value of the Embedded Derivatives was determined as the differential value from the perspective of the With and Without Method. The Company utilized the following assumptions at the valuation date:

	September 30, 2021	December 31, 2020
Weighted average term (years)	0.48	0.26
Weighted average discount rate	25.00%	8.63%

The significant unobservable inputs used in the fair value measurement of the derivative liability are the remaining expected term, the discount rate, and the probability of financing for each scenario. Significant increases (decreases) in the term would result in significantly lower (higher) fair value measurements. Significant increases (decreases) in the discount rate would result in significantly lower (higher) fair value measurements.

The following table sets forth a summary of changes in fair value of the Company’s derivative liability and warrant liability for which fair value was determined by Level 3 inputs (in thousands):

	Derivative Liability	Warrant Liability
Balance as of December 31, 2020	$2,380	$2,004
Change in fair value	1,090	2,701
Balance as of September 30, 2021	$3,470	$4,705

Balance as of December 31, 2019	$—	$3,348
Extinguishment of derivative liability	1,160	—
Change in fair value	1,300	593
Balance as of September 30, 2020	$2,460	$3,941

There were no transfers of financial instruments between the three levels of the fair value hierarchy for the nine months ended September 30, 2021 and the year ended December 31, 2020. The Company had no other financial assets or liabilities that were required to be measured at fair value on a recurring basis.

4.      FAIR VALUE MEASUREMENTS

The following table sets forth by level, within the fair value hierarchy, the Company’s financial assets and liabilities at December 31, 2020 that are measured at fair value on a recurring basis (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:

Cash equivalents:
Money market mutual funds	$35,855	$—	$—	$35,855

Restricted cash:
Certificates of deposit	1,290	—	—	1,290

Liabilities:
Derivative liabilities	—	—	(2,380)	(2,380)
Redeemable convertible preferred stock warrants	—	—	(2,004)	(2,004)
Total	$37,145	$—	$(4,384)	$32,761

The Company classified the warrant and derivative liabilities as Level 3 due to the lack of relevant observable market data over fair value inputs. The fair value of the Company’s redeemable convertible preferred stock warrant liability is measured using the Black-Scholes-Merton option pricing model. As discussed further in Note 7, the redeemable convertible preferred stock warrant liability was estimated using assumptions related to the remaining contractual term of the warrants, the risk-free interest rate and historical stock price volatilities of publicly traded peer companies for a term equal to the expected term of the redeemable convertible preferred stock warrant. The significant unobservable inputs used in the fair value measurement are the fair value of the underlying stock at the valuation date and the estimated term of the warrants. The Company’s derivative liabilities relate to the Redemption Feature which is bifurcated from convertible notes. The valuation of the Company’s derivative liabilities contains unobservable inputs that reflect the Company’s own assumptions for which there is little, if any, market activity for at the measurement date. Accordingly, the Company’s derivative liabilities are measured at fair value on a recurring basis using unobservable inputs and are classified as Level 3 inputs, and any change in fair value is recognized as other income (expenses), net in the Consolidated Statements of Operations and Comprehensive Loss.

The following table sets forth a summary of changes in the fair value of the Company’s redeemable convertible preferred stock warrant liability and derivative liability for the year ended December 31, 2020 (in thousands):

	Derivative Liability	Warrant Liability
Balance, December 31, 2019	$—	$3,348
Initial fair value of the redemption feature	6,481	—
Warrant exercise	—	(1,931)
Extinguishment of derivative liability associated with May Note (See Note 8)	(5,360)	—
Change in fair value	1,259	587
Balance, December 31, 2020	$2,380	$2,004

There were no transfers of financial instruments between the three levels of the fair value hierarchy for the year ended December 31, 2020 and the Company had no other financial assets or liabilities that were required to be measured at fair value on a recurring basis.

5.      FAIR VALUE MEASUREMENTS

The following table sets forth by level, within the fair value hierarchy, the Company’s financial assets and liabilities at December 31, 2019 that are measured at fair value on a recurring basis (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$16,408	$—	$—	$16,408
Commercial paper	—	1,000	—	1,000
Certificates of deposit	230	—	—	230
Total cash equivalents	16,638	1,000	—	17,638
Short-term investments:
Corporate bonds	—	8,430	—	8,430
Commercial paper	—	5,155	—	5,155
Total short-term investments	—	13,585	—	13,585
Total cash equivalents and short-term investments	16,638	14,585	—	31,223
Restricted cash Certificates of deposit	1,520	—	—	1,520
Liabilities:
Redeemable convertible preferred stock warrants	$—	$—	$3,348	$3,348

The Company classified the warrant liability as Level 3 due to the lack of relevant observable market data over fair value inputs. The fair value of the Company’s redeemable convertible preferred stock warrant liability is measured using the Black-Scholes-Merton option pricing model. As discussed further in Note 8, the redeemable convertible preferred stock warrant liability was estimated using assumptions related to the remaining contractual term of the warrants, the risk-free interest rate and historical stock price volatilities of publicly traded peer companies for a term equal to the expected term of the redeemable convertible preferred stock warrant. The significant unobservable inputs used in the fair value measurement are the fair value of the underlying stock at the valuation date and the estimated term of the warrants.

The following table sets forth a summary of changes in the fair value of the Company’s redeemable convertible preferred stock warrant liability for the year ended December 31, 2019 (in thousands):

Balance, December 31, 2018	$2,920
Change in fair value	428
Balance, December 31, 2019	$3,348

There were no transfers of financial instruments among the three levels of the fair value hierarchy for the year ended December 31, 2019 and the Company had no other financial assets or liabilities that were required to be measured at fair value on a recurring basis.